[LOGO]  LIBERTY FUNDS GROUP

March 6, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust III (Trust)
          The Liberty Fund
          Liberty Contrarian Fund
          Liberty Contrarian Equity Fund
          Liberty Contrarian Income Fund
          Liberty Contrarian Small-Cap Fund
          Liberty Select Value Fund
          File Nos. 811-881 & 2-15184

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated March 1, 2002 for each Fund do not differ from those contained in Post-Effective Amendment No. 122 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 2002 (Accession Number 0000021847-02-000067).

Each Fund's Prospectuses and Statements of Additional Information dated March 1, 2002, are now being used in connection with the public offering and sale of shares of each Fund.

Each Fund is a separate portfolio of the Trust.


Very truly yours,

Liberty Funds Trust III



Tracy S. DiRienzo
Assistant Secretary

One Financial Center, Boston, MA 02111-2621